11. Related Parties (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Advances from related parties	$ 106,372	$ 157,203	$ 159,074
Chief Financial Officer [Member]
Advances from related parties	106,372
Shareholder [Member]
Advances from related parties	$ 0	$ 15,000